CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Note 4: CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Accounts Receivable Concentration

As of January 31, 2024 and April 30, 2023, the Company had three and two customers that accounted for 96% and 47% of the Company’s trade receivables balance, respectively.

Accounts Payable Concentration

As of January 31, 2024 and April 30, 2023, the Company had four significant suppliers that accounted for 63%, and 59% of the Company’s trade payables balances, respectively.

Note 4: CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Accounts Receivable Concentration

As of April 30, 2023 and 2022, the Company had two customers that accounted for 47% and 43% of the Company’s trade receivables balance, respectively.

Accounts Payable Concentration

As of April 30, 2023 and 2022, the Company had four significant suppliers that accounted for 59% and 59% of the Company’s trade payables balances, respectively.